Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

Note 8 — INVENTORIES

Inventories primarily consisted of raw materials and finished goods, valued at $31,609,877 and $3,979,653 as of December 31, 2022 and 2021, respectively. As of December 31, 2022, inventories consisted of $339,665 of raw materials and $31,270,212 of finished goods. As of December 31, 2021, all inventories were finished goods. The Company consistently monitors its inventory for potential obsolete products. Any loss on damaged items is immaterial and will be recognized immediately. As a result, no reserve was made for inventory as of December 31, 2022 and 2021.